Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

9.	Intangible assets

	Internally generated– completed	Internally generated– in progress	Software licenses	Acquired technology assets	Customer relationships	Brand	Regulatory licenses	Total
Cost
Balance, December 31, 2020	39,504	1,529	3,356	—	—	—	—	44,389
Additions	1,200	6,303	—	—	—	—	—	7,503
Additions through a business combination	—	—	628	21,000	8,900	1,000	6,800	38,328
Impairment	—	(898)	—	—	—	—	—	(898)
Transfers	3,936	(3,936)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(8)	—	—	—	—	(8)

Balance, December 31, 2021	44,640	2,998	3,976	21,000	8,900	1,000	6,800	89,314

Additions	201	7,281	—	—	—	—	—	7,482
Impairment	(18,440)	—	—	—	—	—	—	(18,440)
Transfers	3,132	(3,132)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(3)	—	—	—	—	(3)

Balance, December 31, 2022	29,533	7,147	3,973	21,000	8,900	1,000	6,800	78,353

Accumulated amortization
Balance, December 31, 2020	22,231	—	3,246	—	—	—	—	25,477
Amortization	7,279	—	218	1,722	1,427	—	887	11,533

Balance, December 31, 2021	29,510	—	3,464	1,722	1,427	—	887	37,010
Amortization	6,759	—	148	2,100	1,066	—	1,360	11,433
Impairment	(11,919)	—	—	—	—	—	—	(11,919)

Balance, December 31, 2022	24,350	—	3,612	3,822	2,493	—	2,247	36,524

Net book value
Balance, December 31, 2021	15,130	2,998	512	19,278	7,473	1,000	5,913	52,304

Balance, December 31, 2022	5,183	7,147	361	17,178	6,407	1,000	4,553	41,829

Upon acquisition of Carta on January 25, 2021, Moka on May 4, 2021, and Fortification on September 1, 2021, the Company recognized intangible assets with fair values of $19,328, $18,700 and $300 respectively on the consolidated statements of financial position. Refer to Note 24 for further details.
Amortization of intangible assets of $11,433 for the year ended December 31, 2022 (December 31, 2021 – $11,533) is included in depreciation and amortization in the consolidated statements of operations and comprehensive income (loss).
Impairment charges
of $6,521
were recognized in other
non-operating
expense for the year ended December 31, 2022 related to MogoCrypto, MogoCard and legacy MogoApp intangible assets.